[AXA EQUITABLE LOGO]	SHANE DALY
Counsel
(212) 314-3912
Fax: (212) 314-3953

June 8, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Form N-4 Registration Statement

File No. 333-165395 and 811-07659

CIK #0001015570

Commissioners:

AXA Equitable Life Insurance Company (“AXA Equitable”) today has transmitted via EDGAR for filing pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 3 and Amendment No. 279 (“Amendment”) to AXA Equitable’s Form N-4 Registration Statement File Nos. 333-165395 and 811-07659 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account No. 49 (“Separate Account”) of AXA Equitable.

The purpose of Post-Effective Amendment No. 3 is to add two securities indices and a new contract series – Series C.

Financial statements, exhibits and other financial information will be provided in a subsequent post-effective amendment.

Please contact the undersigned at (212) 314-3912 if there are any questions in connection with this matter.

Very truly yours,

/s/ Shane Daly
Shane Daly

cc:	Christopher E. Palmer, Esq.